Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Results of Operations (Unaudited)

18. Quarterly Results of Operations (Unaudited)

The following is a summary of the unaudited quarterly results of operations for 2013 and 2012:

	Quarter Ended
(In thousands, except per share data; Unaudited)	March 31	June 30	September 30	December 31
2013:
Net revenues	$15,955	$18,540	$21,203	$19,912
Gross profit	6,753	8,123	10,014	8,750
Loss from continuing operations before noncontrolling interest	(4,180)	(2,095)	(12,857)	(5,689)
(Loss) income from discontinued operations, net of income taxes	(776)	(1,011)	(12,678)	3,488
Consolidated net loss	(4,956)	(3,106)	(25,535)	(2,201)
Net loss attributable to Identive Group, Inc. stockholders’ equity	(4,781)	(2,895)	(24,213)	(2,976)
Basic and diluted loss per share attributable to Identive Group, Inc. stockholders’ equity	$(0.08)	$(0.05)	$(0.35)	$(0.04)
Weighted average shares used to compute basic and diluted loss per share:	60,233	62,248	68,518	74,132

	Quarter Ended
(In thousands, except per share data; Unaudited)	March 31	June 30	September 30	December 31
2012:
Net revenues	$16,313	$17,849	$17,155	$21,044
Gross profit	7,412	7,914	7,837	8,840
(Loss) income from continuing operations before noncontrolling interest	(5,761)	(21,497)	(3,321)	1,180
Loss from discontinued operations, net of income taxes	(845)	(17,343)	(5,270)	(711)
Consolidated net (loss) income	(6,606)	(38,840)	(8,591)	469
Net (loss) income attributable to Identive Group, Inc. stockholders’ equity	(6,229)	(36,371)	(7,913)	177
Basic and diluted (loss) income per share attributable to Identive Group, Inc. stockholders’ equity	$(0.11)	$(0.61)	$(0.13)	$0.00
Weighted average shares used to compute basic and diluted loss per share:	58,599	59,686	60,033	60,165